Performance Management	Jun. 17, 2026
360 ONE India Conviction ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information, when available, will be available online at https://www.360.one/asset/international/us-etf.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not yet commenced investment operations.
Performance Availability Website Address [Text]	https://www.360.one/asset/international/us-etf
360 ONE India Select ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information, when available, will be available online at https://www.360.one/asset/international/us-etf.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not yet commenced investment operations.
Performance Availability Website Address [Text]	https://www.360.one/asset/international/us-etf